Cover Document	Nov. 03, 2026
Cover [Abstract]
Entity Central Index Key	0001418135
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Keurig Dr Pepper Inc.
Entity File Number	001-33829
Entity Tax Identification Number	98-0517725
Entity Address, Address Line One	6425 Hall of Fame Lane
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	(800)
Local Phone Number	527-7096
Title of 12(b) Security	Common stock
Trading Symbol	KDP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false